Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Balance at January1	$ 1,394	$ 1,172
Increase related to prior year tax positions		116
Increase related to current year tax positions	127	106
Balance at December 31	$ 1,521	$ 1,394